Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
The following table summarizes the Company’s income before income taxes for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Domestic	$1,611,725	$1,288,983	$1,418,457
Foreign	646,611	714,992	742,379
Total	$2,258,336	$2,003,975	$2,160,836

Schedule of Income Tax Expense
The components of the Company’s consolidated income tax expense are summarized in the following table for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Current provision:
Federal	$331,272	$309,380	$259,126
State and local	99,084	80,040	42,933
Foreign	200,302	197,606	245,065
Total current provision	630,658	587,026	547,124
Deferred provision (benefit):
Federal	57,967	(17,934)	(15,600)
State and local	24,335	1,392	19,445
Foreign	(22,438)	(85,782)	(122,709)
Total deferred provision (benefit)	59,864	(102,324)	(118,864)
Income tax expense	$690,522	$484,702	$428,260

Schedule of Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal income tax rate to the Company’s consolidated effective income tax rate is as follows for the periods indicated:

	Fiscal Year Ended September 30,
	2025	2024	2023
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State and local income tax rate, net of federal tax benefit	3.4	3.0	2.3
Tax effect of foreign operations	(2.7)	(2.4)	(2.3)
Foreign-derived intangible income	(4.0)	(0.5)	(0.1)
Unrecognized tax benefits	3.4	0.9	(0.4)
Impairment of assets, including goodwill	8.2	4.9	—
RCA contingent consideration adjustments	1.3	—	—
Change in valuation allowance	0.2	(4.2)	0.1
Other, net	(0.2)	1.5	(0.8)
Effective income tax rate	30.6%	24.2%	19.8%

Schedule of Significant Components Of Deferred Tax Liabilities (Assets)	Significant components of the Company’s deferred tax liabilities (assets) are as follows:

	September 30,
(in thousands)	2025	2024
Inventories	$1,578,513	$1,537,057
Property and equipment	109,649	103,959
Goodwill and other intangible assets	1,081,544	1,143,962
Right-of-use assets	384,884	285,434
Other	37,266	31,416
Gross deferred tax liabilities	3,191,856	3,101,828

Net operating loss carryforwards and other tax attributes	(623,370)	(530,024)
Allowance for credit losses	(25,670)	(18,949)
Accrued expenses	(17,047)	(9,419)
Accrued litigation liability	(771,912)	(855,962)
Employee and retiree benefits	(31,466)	(26,960)
Goodwill and other intangible assets	(379,401)	(401,822)
Lease liabilities	(416,718)	(312,357)
Share-based compensation	(27,247)	(23,161)
Other	(149,001)	(128,136)
Gross deferred tax assets	(2,441,832)	(2,306,790)
Valuation allowance for deferred tax assets	661,890	602,361
Deferred tax assets, net of valuation allowance	(1,779,942)	(1,704,429)
Net deferred tax liabilities	$1,411,914	$1,397,399

Schedule of Reconciliation Amount Of Unrecognized Tax Benefits, Excluding Interest and Penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, for the periods indicated is as follows:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Unrecognized tax benefits at beginning of period	$501,064	$525,933	$526,522
Additions to tax positions of the current year	41,433	13,636	22,646
Additions to tax positions of the prior years	37,611	—	11,875
Reductions of tax positions of the prior years	—	(37,520)	(31,110)
Settlements and expiration of statutes of limitations	(12,406)	(2,410)	(3,457)
Effects of foreign currency translation	457	1,425	(543)
Unrecognized tax benefits at end of period	$568,159	$501,064	$525,933